Segment Reporting Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Transaction, integration-related and restructuring charges, net of tax											$ 134.2		$ 233.5		$ 25.4
Loss on early extinguishment of long-term debt, net of tax											(117.8)		0		(55.2)
Litigation Settlement, Expense															120.0
Group annuity contract conversion premium											0	[1]	99.0	[1]	941.4	[1]
Benefit expense on group annuity contract conversion											0		99.0		941.4
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											56,976.9	[2],[3]	46,387.1	[2],[3]	35,568.9	[2],[3]
Net investment income											945.9		916.3		922.2
Interest expense											329.3		333.7		268.8
Depreciation and amortization expense											629.0		569.1		449.9
Income taxes	198.9		398.1	377.4	480.3	166.6		287.7	314.5	259.8	1,454.7		1,028.6		887.5
Operating earnings (loss)											2,404.6	[4],[5]	2,241.1	[4],[5]	1,861.9	[4],[5]
Segment assets	53,402.1					49,764.8					53,402.1		49,764.8		41,387.5
Settlement of class action litigation, after-tax											0		0		78.0
Health Care [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											54,676.6		44,085.2		32,608.9
Net investment income											367.6		309.3		310.4
Interest expense											0		0		0
Depreciation and amortization expense											627.8		564.7		445.5
Income taxes											1,587.2		1,078.4		950.5
Operating earnings (loss)											2,376.5	[4]	2,267.4	[4]	1,841.5	[4]
Segment assets	36,614.7					33,212.9					36,614.7		33,212.9		24,138.9
Group Insurance [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											2,214.2		2,053.3		1,842.0
Net investment income											261.2		286.6		282.8
Interest expense											0		0		0
Depreciation and amortization expense											1.2		4.4		4.4
Income taxes											57.4		32.3		62.3
Operating earnings (loss)											171.0	[4]	130.9	[4]	164.4	[4]
Segment assets	5,510.8					5,520.3					5,510.8		5,520.3		5,697.5
Large Case Pension [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											86.1	[1]	248.6	[1]	1,118.0	[1]
Net investment income											317.1	[1]	320.4	[1]	329.0	[1]
Interest expense											0	[1]	0	[1]	0	[1]
Depreciation and amortization expense											0	[1]	0	[1]	0	[1]
Income taxes											0.7	[1]	21.8	[1]	(2.4)	[1]
Operating earnings (loss)											20.7	[1],[4]	21.2	[1],[4]	17.8	[1],[4]
Segment assets	11,276.6	[1]				11,031.6	[1]				11,276.6	[1]	11,031.6	[1]	11,551.1	[1]
Corporate Financing [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											0		0		0
Net investment income											0		0		0
Interest expense											329.3		333.7		268.8
Depreciation and amortization expense											0		0		0
Income taxes											(190.6)		(103.9)		(122.9)
Operating earnings (loss)											(163.6)	[4]	(178.4)	[4]	(161.8)	[4]
Segment assets	$ 0					$ 0					$ 0		$ 0		$ 0

[1]	In 2013 and 2012, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.
[2]	All within the U.S., except approximately $1.2 billion, $886 million and $775 million in 2014, 2013 and 2012, respectively, which were derived from foreign customers.
[3]	Revenue from the U.S. federal government was approximately $15.5 billion, $12.2 billion and $7.4 billion in 2014, 2013 and 2012, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2014, 2013 and 2012.
[4]	Operating earnings (loss) excludes net realized capital gains or losses, amortization of other acquired intangible assets and the other items described in the reconciliation on page 134.
[5]	In addition to net realized capital gains (losses) and amortization of other acquired intangible assets, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•We incurred transaction and integration-related costs of $134.2 million ($200.7 million pretax) related to the acquisitions of Coventry, bSwift and InterGlobal during 2014. We incurred transaction, integration-related and restructuring costs of $233.5 million ($332.8 million pretax) and $25.4 million ($32.6 million pretax) during 2013 and 2012, related to the acquisition of Coventry, respectively. Restructuring costs, primarily comprised of severance and real estate consolidation costs, are related to the acquisition of Coventry and our expense management and cost control initiatives. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our GAAP Consolidated Statements of Income in general and administrative expenses, as well as the cost of the bridge credit agreement that was in effect prior to the Coventry acquisition, which is reflected in the GAAP Consolidated Statements of Income in interest expense. Transaction costs also include transaction-related payments as well as expenses related to the negative cost of carry associated with the permanent financing that we obtained in November 2012 for the Coventry acquisition. Prior to the Acquisition Date, that negative cost of carry was excluded from operating earnings. The components of the negative cost of carry are reflected in our GAAP Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses. On and after the Acquisition Date, the interest expense and general and administrative expenses associated with the permanent financing are no longer excluded from operating earnings.•In 2014 and 2012, we incurred losses on the early extinguishment of long-term debt of $117.8 million ($181.2 million pretax) and $55.2 million ($84.9 million pretax) related to the redemption and/or repurchase of certain of our outstanding senior notes, respectively.•During 2014, we enhanced the Aetna Pension Plan to allow certain current and former employees to elect a 100% lump-sum distribution. In addition, we also announced a limited-time offer permitting certain former employees with deferred vested balances to elect a 100% lump-sum distribution. The distributions in 2014 were funded from existing Aetna Pension Plan assets and we recorded a related non-cash settlement charge of $72.5 million ($111.6 million pretax) during 2014 in general and administrative expenses. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge. •In the fourth quarter of 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding our payment practices related to out-of-network health care providers. That charge included the estimated cost of legal fees of plaintiffs’ counsel and the costs of administering the settlement. In the first quarter of 2014, we exercised our right to terminate the settlement agreement. As a result, we released the reserve established in connection with the settlement agreement, net of amounts due to the settlement administrator, which reduced first quarter 2014 other general and administrative expenses by $67.0 million ($103.0 million pretax). Refer to Note 18 beginning on page 127 for additional information on the termination of the settlement agreement.•In the fourth quarter of 2013, we increased our estimated liability for unpaid life insurance claims with respect to insureds who passed away on or before December 31, 2013, and recorded in current and future benefits a charge of $35.7 million ($55.0 million pretax) as a result of changes during the fourth quarter of 2013 in our life insurance claim payment practices (including related escheatment practices) based on evolving industry practices and regulatory expectations and interpretations. Refer to Note 18 beginning on page 127 for additional information on the changes in our life insurance claim payment practices. •We reduced the reserve for anticipated future losses on discontinued products by $55.9 million ($86.0 million pretax) in the second quarter of 2013. We believe excluding any changes in the reserve for anticipated future losses on discontinued products from operating earnings provides more useful information as to our continuing products and is consistent with the treatment of the operating results of these discontinued products, which are credited or charged to the reserve and do not affect our operating results. Refer to Note 20 beginning on page 135 for additional information on the reduction of the reserve for anticipated future losses on discontinued products.•In 2008, as a result of the liquidation proceedings of Lehman Re, a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ($42.2 million pretax). This reinsurance was placed in 1999 and was on a closed book of paid-up group whole life insurance business. In 2013, we sold our claim against Lehman Re to an unrelated third party (including the reinsurance recoverable) and terminated the reinsurance arrangement. Upon the sale of the claim and termination of the arrangement, we reversed the related allowance thereby reducing other general and administrative expenses by $27.4 million ($42.2 million pretax) and recognized a $4.7 million ($7.2 million pretax) gain on the sale in fees and other revenue.•In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax) related to actions taken in 2012 and 2013.